Series A Convertible Preferred Stock Warrants (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Additional Paid-In Capital
Warrants outstanding, Beginning balance	2,000,000
Warrants cancelled
Warrants granted
Warrants exercised
Warrant outstanding, Ending balancre	2,000,000	2,000,000
Exercisable, December 31, 2013	2,000,000
Warrants outstanding weighted average exercise price, Beginning balance	$ 0.01
Warrants cancelled weighted average exercise price
Warrants granted weighted average exercise price
Warrants exercised weighted average exercise price
Warrants outstanding weighted average exercise price, Ending balance	$ 0.01	$ 0.01
Warrants exercisable weighted average exercise price, Ending balance	$ 0.01
Series A Preferred Stock [Member]
Warrants outstanding, Beginning balance	2,000,000	2,000,000
Warrants cancelled
Warrants granted
Warrants exercised
Warrant outstanding, Ending balancre		2,000,000
Warrants outstanding weighted average exercise price, Beginning balance	$ 0.01	$ 0.01
Warrants cancelled weighted average exercise price
Warrants granted weighted average exercise price
Warrants exercised weighted average exercise price
Warrants outstanding weighted average exercise price, Ending balance		$ 0.01